Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS TAX FREE TRUST
Entity Central Index Key	0000711600
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000016870
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Class C
Trading Symbol	SZMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.49%

Gross expense ratio as of the latest prospectus: 1.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 2.27% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 2.15%.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, prepaid gas, single family housing and transportation bonds aided performance.

The Fund’s above benchmark stance with respect to duration and interest rate risk was the leading detractor from relative performance in a rising rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
'14	$10,000	$10,000	$10,000
'14	$9,982	$10,009	$10,001
'14	$9,989	$10,026	$10,019
'14	$10,087	$10,148	$10,113
'14	$10,077	$10,158	$10,113
'14	$10,124	$10,228	$10,167
'14	$10,120	$10,245	$10,178
'14	$10,149	$10,297	$10,205
'15	$10,297	$10,480	$10,360
'15	$10,192	$10,371	$10,269
'15	$10,204	$10,401	$10,291
'15	$10,157	$10,347	$10,252
'15	$10,109	$10,318	$10,223
'15	$10,080	$10,309	$10,222
'15	$10,144	$10,384	$10,285
'15	$10,148	$10,404	$10,304
'15	$10,205	$10,479	$10,377
'15	$10,235	$10,521	$10,417
'15	$10,249	$10,563	$10,438
'15	$10,296	$10,637	$10,493
'16	$10,412	$10,764	$10,618
'16	$10,409	$10,781	$10,636
'16	$10,430	$10,815	$10,646
'16	$10,477	$10,894	$10,710
'16	$10,455	$10,924	$10,715
'16	$10,580	$11,098	$10,848
'16	$10,575	$11,105	$10,863
'16	$10,570	$11,120	$10,866
'16	$10,522	$11,064	$10,827
'16	$10,440	$10,948	$10,739
'16	$10,097	$10,540	$10,393
'16	$10,180	$10,663	$10,494
'17	$10,219	$10,734	$10,568
'17	$10,270	$10,808	$10,639
'17	$10,284	$10,832	$10,657
'17	$10,351	$10,910	$10,733
'17	$10,470	$11,083	$10,873
'17	$10,424	$11,044	$10,832
'17	$10,464	$11,133	$10,911
'17	$10,531	$11,218	$10,983
'17	$10,475	$11,161	$10,932
'17	$10,472	$11,188	$10,948
'17	$10,381	$11,128	$10,859
'17	$10,442	$11,244	$10,949
'18	$10,341	$11,112	$10,853
'18	$10,304	$11,079	$10,826
'18	$10,319	$11,120	$10,849
'18	$10,272	$11,080	$10,820
'18	$10,350	$11,207	$10,922
'18	$10,348	$11,216	$10,941
'18	$10,363	$11,244	$10,976
'18	$10,370	$11,273	$10,996
'18	$10,306	$11,200	$10,934
'18	$10,233	$11,131	$10,889
'18	$10,322	$11,254	$11,000
'18	$10,416	$11,388	$11,122
'19	$10,487	$11,475	$11,216
'19	$10,542	$11,536	$11,271
'19	$10,668	$11,718	$11,401
'19	$10,686	$11,762	$11,425
'19	$10,821	$11,925	$11,563
'19	$10,857	$11,969	$11,611
'19	$10,928	$12,065	$11,703
'19	$11,054	$12,255	$11,839
'19	$10,970	$12,157	$11,743
'19	$10,977	$12,179	$11,773
'19	$10,976	$12,209	$11,801
'19	$11,000	$12,247	$11,838
'20	$11,163	$12,467	$12,019
'20	$11,273	$12,627	$12,133
'20	$10,888	$12,169	$11,779
'20	$10,728	$12,017	$11,695
'20	$11,034	$12,399	$12,027
'20	$11,135	$12,501	$12,096
'20	$11,291	$12,712	$12,266
'20	$11,249	$12,652	$12,225
'20	$11,246	$12,655	$12,235
'20	$11,214	$12,617	$12,204
'20	$11,352	$12,807	$12,339
'20	$11,409	$12,885	$12,398
'21	$11,479	$12,967	$12,457
'21	$11,305	$12,761	$12,300
'21	$11,347	$12,840	$12,358
'21	$11,437	$12,947	$12,435
'21	$11,478	$12,986	$12,453
'21	$11,501	$13,022	$12,469
'21	$11,579	$13,130	$12,560
'21	$11,542	$13,082	$12,534
'21	$11,447	$12,987	$12,458
'21	$11,409	$12,949	$12,421
'21	$11,477	$13,059	$12,487
'21	$11,474	$13,081	$12,505
'22	$11,204	$12,722	$12,200
'22	$11,139	$12,677	$12,162
'22	$10,820	$12,266	$11,838
'22	$10,542	$11,927	$11,590
'22	$10,661	$12,104	$11,753
'22	$10,529	$11,906	$11,654
'22	$10,755	$12,220	$11,914
'22	$10,535	$11,952	$11,708
'22	$10,200	$11,494	$11,353
'22	$10,127	$11,398	$11,310
'22	$10,504	$11,931	$11,706
'22	$10,510	$11,965	$11,761
'23	$10,789	$12,309	$12,026
'23	$10,562	$12,031	$11,799
'23	$10,745	$12,298	$12,028
'23	$10,743	$12,270	$11,995
'23	$10,641	$12,163	$11,889
'23	$10,708	$12,285	$11,979
'23	$10,725	$12,334	$12,026
'23	$10,624	$12,156	$11,905
'23	$10,395	$11,800	$11,637
'23	$10,304	$11,699	$11,589
'23	$10,780	$12,442	$12,149
'23	$11,017	$12,731	$12,380
'24	$10,996	$12,666	$12,332
'24	$11,026	$12,683	$12,344
'24	$11,025	$12,682	$12,343
'24	$10,914	$12,525	$12,217
'24	$10,883	$12,488	$12,144

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	2.27%	0.11%	0.85%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	1.27%	0.11%	0.85%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	2.15%	0.99%	1.96%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 734,108,435
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 2,402,273
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	734,108,435
Number of Portfolio Holdings	299
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	2,402,273
Modified Duration to Worst	4.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	42%
A	28%
BBB	13%
BB	2%
Not Rated	5%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	9%
Lease Obligations	5%
Variable Rate Demand Notes	1%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016871
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Class S
Trading Symbol	SCMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.49%

Gross expense ratio as of the latest prospectus: 0.63%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 3.30% for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 2.15%.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, prepaid gas, single family housing and transportation bonds aided performance.

The Fund’s above benchmark stance with respect to duration and interest rate risk was the leading detractor from relative performance in a rising rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
'14	$10,000	$10,000	$10,000
'14	$9,990	$10,009	$10,001
'14	$10,005	$10,026	$10,019
'14	$10,113	$10,148	$10,113
'14	$10,110	$10,158	$10,113
'14	$10,158	$10,228	$10,167
'14	$10,162	$10,245	$10,178
'14	$10,200	$10,297	$10,205
'15	$10,357	$10,480	$10,360
'15	$10,268	$10,371	$10,269
'15	$10,280	$10,401	$10,291
'15	$10,250	$10,347	$10,252
'15	$10,211	$10,318	$10,223
'15	$10,190	$10,309	$10,222
'15	$10,254	$10,384	$10,285
'15	$10,276	$10,404	$10,304
'15	$10,342	$10,479	$10,377
'15	$10,381	$10,521	$10,417
'15	$10,404	$10,563	$10,438
'15	$10,452	$10,637	$10,493
'16	$10,587	$10,764	$10,618
'16	$10,593	$10,781	$10,636
'16	$10,613	$10,815	$10,646
'16	$10,679	$10,894	$10,710
'16	$10,666	$10,924	$10,715
'16	$10,802	$11,098	$10,848
'16	$10,806	$11,105	$10,863
'16	$10,810	$11,120	$10,866
'16	$10,770	$11,064	$10,827
'16	$10,695	$10,948	$10,739
'16	$10,353	$10,540	$10,393
'16	$10,447	$10,663	$10,494
'17	$10,496	$10,734	$10,568
'17	$10,556	$10,808	$10,639
'17	$10,579	$10,832	$10,657
'17	$10,657	$10,910	$10,733
'17	$10,779	$11,083	$10,873
'17	$10,740	$11,044	$10,832
'17	$10,800	$11,133	$10,911
'17	$10,878	$11,218	$10,983
'17	$10,821	$11,161	$10,932
'17	$10,826	$11,188	$10,948
'17	$10,750	$11,128	$10,859
'17	$10,823	$11,244	$10,949
'18	$10,727	$11,112	$10,853
'18	$10,698	$11,079	$10,826
'18	$10,713	$11,120	$10,849
'18	$10,682	$11,080	$10,820
'18	$10,772	$11,207	$10,922
'18	$10,779	$11,216	$10,941
'18	$10,804	$11,244	$10,976
'18	$10,810	$11,273	$10,996
'18	$10,752	$11,200	$10,934
'18	$10,686	$11,131	$10,889
'18	$10,788	$11,254	$11,000
'18	$10,894	$11,388	$11,122
'19	$10,988	$11,475	$11,216
'19	$11,044	$11,536	$11,271
'19	$11,186	$11,718	$11,401
'19	$11,224	$11,762	$11,425
'19	$11,366	$11,925	$11,563
'19	$11,422	$11,969	$11,611
'19	$11,507	$12,065	$11,703
'19	$11,649	$12,255	$11,839
'19	$11,561	$12,157	$11,743
'19	$11,578	$12,179	$11,773
'19	$11,586	$12,209	$11,801
'19	$11,621	$12,247	$11,838
'20	$11,804	$12,467	$12,019
'20	$11,938	$12,627	$12,133
'20	$11,532	$12,169	$11,779
'20	$11,381	$12,017	$11,695
'20	$11,706	$12,399	$12,027
'20	$11,832	$12,501	$12,096
'20	$11,997	$12,712	$12,266
'20	$11,974	$12,652	$12,225
'20	$11,970	$12,655	$12,235
'20	$11,956	$12,617	$12,204
'20	$12,103	$12,807	$12,339
'20	$12,184	$12,885	$12,398
'21	$12,260	$12,967	$12,457
'21	$12,093	$12,761	$12,300
'21	$12,148	$12,840	$12,358
'21	$12,255	$12,947	$12,435
'21	$12,310	$12,986	$12,453
'21	$12,344	$13,022	$12,469
'21	$12,428	$13,130	$12,560
'21	$12,399	$13,082	$12,534
'21	$12,307	$12,987	$12,458
'21	$12,287	$12,949	$12,421
'21	$12,360	$13,059	$12,487
'21	$12,378	$13,081	$12,505
'22	$12,086	$12,722	$12,200
'22	$12,025	$12,677	$12,162
'22	$11,692	$12,266	$11,838
'22	$11,401	$11,927	$11,590
'22	$11,539	$12,104	$11,753
'22	$11,405	$11,906	$11,654
'22	$11,660	$12,220	$11,914
'22	$11,442	$11,952	$11,708
'22	$11,077	$11,494	$11,353
'22	$11,018	$11,398	$11,310
'22	$11,427	$11,931	$11,706
'22	$11,453	$11,965	$11,761
'23	$11,757	$12,309	$12,026
'23	$11,529	$12,031	$11,799
'23	$11,738	$12,298	$12,028
'23	$11,745	$12,270	$11,995
'23	$11,645	$12,163	$11,889
'23	$11,717	$12,285	$11,979
'23	$11,756	$12,334	$12,026
'23	$11,655	$12,156	$11,905
'23	$11,402	$11,800	$11,637
'23	$11,312	$11,699	$11,589
'23	$11,844	$12,442	$12,149
'23	$12,126	$12,731	$12,380
'24	$12,113	$12,666	$12,332
'24	$12,144	$12,683	$12,344
'24	$12,153	$12,682	$12,343
'24	$12,041	$12,525	$12,217
'24	$12,029	$12,488	$12,144

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	3.30%	1.14%	1.86%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	2.15%	0.99%	1.96%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 734,108,435
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 2,402,273
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	734,108,435
Number of Portfolio Holdings	299
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	2,402,273
Modified Duration to Worst	4.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	42%
A	28%
BBB	13%
BB	2%
Not Rated	5%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	9%
Lease Obligations	5%
Variable Rate Demand Notes	1%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016867
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Class A
Trading Symbol	SZMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.74%

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 3.14% (unadjusted for sales charges) for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 2.15%.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, prepaid gas, single family housing and transportation bonds aided performance.

The Fund’s above benchmark stance with respect to duration and interest rate risk was the leading detractor from relative performance in a rising rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index
'14	$9,725	$10,000	$10,000
'14	$9,722	$10,009	$10,001
'14	$9,734	$10,026	$10,019
'14	$9,828	$10,148	$10,113
'14	$9,832	$10,158	$10,113
'14	$9,876	$10,228	$10,167
'14	$9,879	$10,245	$10,178
'14	$9,914	$10,297	$10,205
'15	$10,064	$10,480	$10,360
'15	$9,967	$10,371	$10,269
'15	$9,985	$10,401	$10,291
'15	$9,953	$10,347	$10,252
'15	$9,905	$10,318	$10,223
'15	$9,891	$10,309	$10,222
'15	$9,952	$10,384	$10,285
'15	$9,971	$10,404	$10,304
'15	$10,024	$10,479	$10,377
'15	$10,060	$10,521	$10,417
'15	$10,088	$10,563	$10,438
'15	$10,133	$10,637	$10,493
'16	$10,262	$10,764	$10,618
'16	$10,265	$10,781	$10,636
'16	$10,283	$10,815	$10,646
'16	$10,337	$10,894	$10,710
'16	$10,330	$10,924	$10,715
'16	$10,451	$11,098	$10,848
'16	$10,453	$11,105	$10,863
'16	$10,455	$11,120	$10,866
'16	$10,423	$11,064	$10,827
'16	$10,340	$10,948	$10,739
'16	$10,015	$10,540	$10,393
'16	$10,095	$10,663	$10,494
'17	$10,149	$10,734	$10,568
'17	$10,205	$10,808	$10,639
'17	$10,226	$10,832	$10,657
'17	$10,299	$10,910	$10,733
'17	$10,415	$11,083	$10,873
'17	$10,375	$11,044	$10,832
'17	$10,431	$11,133	$10,911
'17	$10,495	$11,218	$10,983
'17	$10,446	$11,161	$10,932
'17	$10,449	$11,188	$10,948
'17	$10,374	$11,128	$10,859
'17	$10,442	$11,244	$10,949
'18	$10,348	$11,112	$10,853
'18	$10,309	$11,079	$10,826
'18	$10,331	$11,120	$10,849
'18	$10,291	$11,080	$10,820
'18	$10,384	$11,207	$10,922
'18	$10,389	$11,216	$10,941
'18	$10,410	$11,244	$10,976
'18	$10,415	$11,273	$10,996
'18	$10,357	$11,200	$10,934
'18	$10,290	$11,131	$10,889
'18	$10,387	$11,254	$11,000
'18	$10,487	$11,388	$11,122
'19	$10,565	$11,475	$11,216
'19	$10,627	$11,536	$11,271
'19	$10,761	$11,718	$11,401
'19	$10,795	$11,762	$11,425
'19	$10,929	$11,925	$11,563
'19	$10,981	$11,969	$11,611
'19	$11,060	$12,065	$11,703
'19	$11,194	$12,255	$11,839
'19	$11,107	$12,157	$11,743
'19	$11,122	$12,179	$11,773
'19	$11,127	$12,209	$11,801
'19	$11,158	$12,247	$11,838
'20	$11,331	$12,467	$12,019
'20	$11,458	$12,627	$12,133
'20	$11,066	$12,169	$11,779
'20	$10,919	$12,017	$11,695
'20	$11,228	$12,399	$12,027
'20	$11,337	$12,501	$12,096
'20	$11,503	$12,712	$12,266
'20	$11,478	$12,652	$12,225
'20	$11,472	$12,655	$12,235
'20	$11,456	$12,617	$12,204
'20	$11,594	$12,807	$12,339
'20	$11,670	$12,885	$12,398
'21	$11,740	$12,967	$12,457
'21	$11,568	$12,761	$12,300
'21	$11,628	$12,840	$12,358
'21	$11,718	$12,947	$12,435
'21	$11,768	$12,986	$12,453
'21	$11,799	$13,022	$12,469
'21	$11,887	$13,130	$12,560
'21	$11,856	$13,082	$12,534
'21	$11,766	$12,987	$12,458
'21	$11,734	$12,949	$12,421
'21	$11,811	$13,059	$12,487
'21	$11,826	$13,081	$12,505
'22	$11,545	$12,722	$12,200
'22	$11,484	$12,677	$12,162
'22	$11,164	$12,266	$11,838
'22	$10,884	$11,927	$11,590
'22	$11,013	$12,104	$11,753
'22	$10,883	$11,906	$11,654
'22	$11,124	$12,220	$11,914
'22	$10,903	$11,952	$11,708
'22	$10,563	$11,494	$11,353
'22	$10,505	$11,398	$11,310
'22	$10,892	$11,931	$11,706
'22	$10,915	$11,965	$11,761
'23	$11,202	$12,309	$12,026
'23	$10,972	$12,031	$11,799
'23	$11,170	$12,298	$12,028
'23	$11,174	$12,270	$11,995
'23	$11,076	$12,163	$11,889
'23	$11,152	$12,285	$11,979
'23	$11,177	$12,334	$12,026
'23	$11,089	$12,156	$11,905
'23	$10,846	$11,800	$11,637
'23	$10,758	$11,699	$11,589
'23	$11,262	$12,442	$12,149
'23	$11,517	$12,731	$12,380
'24	$11,502	$12,666	$12,332
'24	$11,540	$12,683	$12,344
'24	$11,546	$12,682	$12,343
'24	$11,437	$12,525	$12,217
'24	$11,423	$12,488	$12,144

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	3.14%	0.89%	1.62%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	0.30%	0.33%	1.34%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	2.15%	0.99%	1.96%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 734,108,435
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 2,402,273
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	734,108,435
Number of Portfolio Holdings	299
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	2,402,273
Modified Duration to Worst	4.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	42%
A	28%
BBB	13%
BB	2%
Not Rated	5%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	9%
Lease Obligations	5%
Variable Rate Demand Notes	1%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]
C000016872
Shareholder Report [Line Items]
Fund Name	DWS Intermediate Tax-Free Fund
Class Name	Institutional Class
Trading Symbol	SZMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Intermediate Tax-Free Fund ("the Fund") for the period June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at www.dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	www.dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.49%

Gross expense ratio as of the latest prospectus: 0.55%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 3.30% for the period ended May 31, 2024. The Fund's broad-based index, the Bloomberg Municipal Bond Index, returned 2.67% for the same period, while the Fund's additional, more narrowly based index, the Bloomberg Municipal Bond 1–15 Year Blend (1–17) Index, returned 2.15%.

Municipal market prices were pressured over the period by higher U.S. Treasury yields and greater-than-expected new issue supply. Lower quality issues in the BBB and high yield rating categories led municipal market performance as recession fears eased, supporting credit sentiment broadly. In addition, high yield prices benefited from very low new issuance. While yield increases were more muted than for U.S. Treasuries, the municipal curve finished higher along its length for the 12 months.

The Fund was overweight issues rated BBB and below investment grade, supporting returns as lower quality segments of the municipal market outperformed. In sector terms, overweight allocations to senior living, prepaid gas, single family housing and transportation bonds aided performance.

The Fund’s above benchmark stance with respect to duration and interest rate risk was the leading detractor from relative performance in a rising rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	3.30%	1.12%	1.86%
Bloomberg Municipal Bond Index	2.67%	0.93%	2.25%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index	2.15%	0.99%	1.96%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 734,108,435
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 2,402,273
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	734,108,435
Number of Portfolio Holdings	299
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	2,402,273
Modified Duration to Worst	4.7 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	10%
AA	42%
A	28%
BBB	13%
BB	2%
Not Rated	5%
Total	100%

Largest Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	86%
General Obligation Bonds	9%
Lease Obligations	5%
Variable Rate Demand Notes	1%
Escrow To Maturity/prerefunded Bonds	0%
Other Assets and Liabilities, Net	(1%)
Total	100%

Material Fund Change [Text Block]